Income Taxes (Details 2) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Deferred tax assets, non-current
Net operating loss carrying forward	$ 274,073	$ 202,959
Total deferred tax assets
Valuation allowance	(274,073)	(202,959)
Total